Commitments and Contingencies	12 Months Ended
Dec. 26, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
In the ordinary course of operations, the Company may become or is party to claims and lawsuits that are considered to be ordinary, routine litigation, incidental to the business, including claims and lawsuits concerning the preparation of customers' income tax returns, the fees charged to customers for various products and services, relationships with franchisees, intellectual property disputes, employment matters, and contract disputes. Although the Company cannot provide assurance that it will ultimately prevail in each instance, it believes the amount, if any, it will be required to pay in the discharge of liabilities or settlements in these claims will not have a material adverse impact on its consolidated results of operations, financial position, or cash flows except as provided below.

Stockholder Class-Action and Derivative Complaint

On August 12, 2019, Asbestos Workers’ Philadelphia Pension Fund, individually and on behalf of all others similarly situated and derivatively on behalf of the Company filed a class action and derivative complaint (the “Derivative Complaint”) in the Court of Chancery of the State of Delaware, against Matthew Avril, Patrick A. Cozza, Thomas Herskovits, Brian R. Kahn, Andrew M. Laurence, Lawrence Miller, G. William Minner Jr., Bryant R. Riley, Kenneth M. Young, (collectively the “Derivative Complaint Individual Defendants”), and against Vintage, B. Riley, and the Company as a Nominal Defendant.

The Derivative Complaint alleges breach of fiduciary duty against the Derivative Complaint Individual Defendants based on the following allegations: (a) causing the Company to completely transform its business model and to acquire Buddy’s at an inflated price, (b) transfer the control of the Company to Vintage and B. Riley for no premium and without a stockholder vote, (c) allowing Vintage and B. Riley’s other former stockholders to unfairly extract additional value from the Company by virtue of a TRA, (d) the offering to the Company's non-Vintage and non-B. Riley stockholders of an inadequate price for their shares of Company stock ($12.00 per share), (e) disseminating materially misleading and/or omissive Tender Offer documents, and (f) issuing additional Company shares to Vintage at less than fair value to fund the Tender Offer and Vitamin Shoppe Acquisition.  The Derivative Complaint also includes a count of unjust enrichment against Vintage and B. Riley.

The Derivative Complaint seeks: (a) declaration that the action is properly maintainable as a class action; (b) a finding the Individual Defendants are liable for breaching their fiduciary duties owed to the class and the Company; (c) a finding that demand on the Company's Board is excused as futile; (d) enjoining the consummation of the Tender Offer unless and until all material information necessary for the Company's stockholders to make a fully informed tender decision has been disclosed; (e) a finding Vintage and B. Riley are liable for unjust enrichment; (f) an award to Plaintiff and the other members of the class damages in an amount which may be proven at trial; (g) an award to Plaintiff and the other members of the class pre-judgment and post-judgment interest, as well as their reasonable attorneys’ and expert witness fees and other costs; (h) an award to the Company in the amount of damages it sustained as a result of Individual Defendants’ breaches of fiduciary duties to the Company; and (i) awarding such other and further relief as this Court may deem just and proper.

Simultaneously with the filing of the Derivative Complaint, the Plaintiff filed a motion seeking expedited proceedings. The motion was withdrawn as the Derivative Complaint Individual Defendants agreed to produce certain documents.
On October 23, 2019, the Plaintiff filed a Verified Amended Stockholder Class Action and Derivative Complaint (the “Amended Complaint”), following the Company’s filing of the amended and restated offer to purchase on October 16, 2019 (the “Offer to Purchase”). The Amended Complaint contained substantially similar allegations but revised certain allegations based on disclosures contained in, or purportedly omitted, from the Offer to Purchase. The Plaintiff filed a Motion for Preliminary Injunction on October 25, 2019, seeking to prevent the consummation of the pending Offer to Purchase unless additional information was disclosed. On November 5, 2019, the Company filed Amendment No. 5 to the Offer to Purchase making certain additional disclosures, and Plaintiff withdrew its Motion for Preliminary Injunction.

On February 7, 2020, Matthew Sciabacucchi, a purported stockholder of the Company, filed a motion to intervene to pursue some or all of the derivative claims pending in the Court of Chancery.  Mr. Sciabacucchi’s motion states that Asbestos Workers’ Philadelphia Pension Fund has sold its shares in the Company.  The motion to intervene was granted March 10, 2020.

On June 8, 2020 the Court entered an order governing briefing on Plaintiff’s petition for an interim award of attorneys' fees. Plaintiff’s opening brief was filed on June 8, 2020. Defendant's opposition was filed on July 23, 2020, and Plaintiff’s reply was due on or before August 6, 2020. The Court held oral arguments on August 18, 2020 and reserved decision on Plaintiff’s motion for interim fees. On September 29, 2020, the parties agreed to settle this matter in principle and the matter has been stayed pending the parties’ filing of settlement papers. The settlement is expected to contain broad and customary releases. A Scheduling Order was issued by the court on January 7, 2021 for the settlement hearing to be held on April 16, 2021 to approve the settlement. Despite the parties' desire to settle the matter, there is no assurance that the settlement will be approved by the Delaware Court of Chancery. The Company does not expect the proposed settlement to be material to the Company. As of December 26, 2020, the Company had accrued $0.5 million related to this case, which is included in accounts payable and accrued expenses in the accompanying consolidated balance sheet.

Class-Action Litigation

Rene Labrado v. JTH Tax, Inc. On July 3, 2018, a class action complaint was filed in the Superior Court of California, County of Los Angeles by a former employee for herself and on behalf of all other “similarly situated” persons. The Complaint alleges, among other things, that the Company allegedly violated various provisions of the California Labor Code, including: unpaid overtime, unpaid meal period premiums, unpaid rest premiums, unpaid minimum wages, final wages not timely paid, wages not timely paid, non-compliant wage statements, failure to keep pay records, unreimbursed business expenses and violation of California Business and Profession Code Section 17200. The Complaint seeks actual, consequential and incidental losses and damages, injunctive relief and other damages. The Company highly disputes the allegations set forth in the Complaint and filed a motion to dismiss. On May 29, 2019, the Court denied the Company’s motion to dismiss, but granted the Company leave to file a motion to strike. The Company filed a motion to strike and on August 20, 2019, the Court granted in part and denied in part the Company’s motion. The Court provided the Company with twenty days to file its answer to the Complaint and lifted the discovery stay. Discovery in this matter is ongoing and the parties have agreed to participate in a mediation currently scheduled to take place in May 2021.

DOJ and IRS Matters

On December 3, 2019, the DOJ initiated a legal proceeding against the Company, in the U.S. District Court for the Eastern District of Virginia. Also, on December 3, 2019, the DOJ and the Company filed a joint motion asking the court to approve a proposed order setting forth certain enhancements to the Company's Liberty Tax business compliance program and requiring the Company to retain an independent monitor to oversee the implementation of the required enhancements to the compliance program. The monitor will work with the Company's Liberty Tax business compliance team and may make recommendations for further refinements to improve the tax compliance program.  As part of the proposed order, the Company also agreed that it would not rehire or otherwise engage the Company’s former chairman, John T. Hewitt, under whose supervision the conduct at issue occurred, and agreed not to grant Mr. Hewitt any options or other rights to acquire equity in the Company, or to nominate him to the Company’s Board of Directors. On December 20, 2019 the Court granted the joint motion for the proposed order and the confidentiality motion, which fully resolved the legal proceeding initiated by DOJ.

In addition, the Company entered into a settlement agreement resolving the previously disclosed investigation by the IRS with respect to the tax return preparation activities of the Company’s Liberty Tax business franchise operations and Company-owned stores.  Pursuant to that agreement, the Company agreed to make a compliance payment to the IRS in the amount of $3.0 million, to be paid in installments over four years, starting with an upfront payment of $1.0 million, followed by a $0.5 million payment on each anniversary thereof.
As previously disclosed, the Company expects that the increased costs to enhance its compliance program could exceed $1.0 million per year over several years.

Other Matters

Convergent Mobile, Inc. v. JTH Tax, Inc. On August 26, 2019, Convergent Mobile, Inc. (“Convergent”) filed a complaint in the Superior Court of the State of California, County of Sonoma, against the Company (the "California Complaint"). The California Complaint alleges that the Company breached a contract between it and Convergent, and Convergent has asserted counts for breach of contract, promissory estoppel, and breach of the covenant of good faith and fair dealing. The California Complaint generally seeks damages according to proof, special damages according to proof, interest, attorneys’ fees and cost. The Company removed the matter to the federal district court for the Northern District of California and filed a motion to dismiss and motion to strike. On January 16, 2020, the Court vacated the previously scheduled hearing on Company’s motion to dismiss and motion to strike and stated a written opinion would be forthcoming. On April 22, 2020, the Court granted in part and denied in part the Company's motion to dismiss. The Court denied the Company's motion to strike. The Company filed its answer and a counterclaim against Convergent. On December 3, 2020 the court entered a Case Management Order whereby the Court set a tentative trial date to start on either March 15, 2021 or March 29, 2021 and a pre-trial conference scheduled for either February 26, 2021 or March 12, 2021. The Company also filed a motion for partial summary judgment in December of 2020. The Court held oral arguments on that motion on January 19, 2021, which remains pending before the Court. The Company disputes these claims and intends to defend the matter vigorously.

The Company is also party to claims and lawsuits that are considered to be ordinary, routine litigation incidental to the business, including claims and lawsuits concerning the preparation of customers' income tax returns, the fees charged to customers for various products and services, relationships with franchisees, intellectual property disputes, employment matters, and contract disputes. Although the Company cannot provide assurance that it will ultimately prevail in each instance, it believes the amount, if any, it will be required to pay in the discharge of liabilities or settlements in these claims will not have a material adverse impact on its consolidated results of operations, financial position, or cash flows.